UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Capital Trust — Schwab Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Capital Trust — Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	20,740,596	21,033,198

99.8%	Total Investments	20,740,596	21,033,198
0.2%	Other Assets and Liabilities, Net		33,836

100.0%	Total Net Assets		21,067,034

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 39.1%

Global Real Estate 10.8%
Schwab Global Real Estate Fund (a)	428,299	2,278,551

International 5.9%
Laudus International MarketMasters Fund, Select Shares (a)	78,728	1,248,630

Large-Cap 22.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	107,735	1,261,581
Schwab Dividend Equity Fund (a)	290,873	3,443,932

		4,705,513

		8,232,694

Fixed-Income Funds 57.8%

Intermediate-Term Bond 42.2%
Schwab Premier Income Fund (a)	468,348	4,922,337
Schwab Total Bond Market Fund (a)	414,867	3,966,125

		8,888,462

International Bond 4.4%
Laudus Mondrian International Fixed Income Fund (a)	76,343	929,857

Short-Term Bond 11.2%
Schwab Short-Term Bond Market Fund (a)	257,080	2,372,851

		12,191,170

Money Market Funds 2.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	297,105	297,105
State Street Institutional Liquid Reserves Fund - Institutional Class	312,229	312,229

		609,334

Total Other Investment Companies
(Cost $20,740,596)		21,033,198

End of Investments.

At 09/30/11 the tax basis cost of the fund’s investments was $21,081,372 and the unrealized appreciation and depreciation were $253,714 and ($301,888), respectively, with a net unrealized depreciation of ($48,174).

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 1

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$21,033,198	$—	$—	$21,033,198

Total	$21,033,198	$—	$—	$21,033,198

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47716SEP11

2

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	74,492,096	77,812,366

99.7%	Total Investments	74,492,096	77,812,366
0.3%	Other Assets and Liabilities, Net		200,231

100.0%	Total Net Assets		78,012,597

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 24.4%

Global Real Estate 7.6%
Schwab Global Real Estate Fund (a)	1,111,896	5,915,287

International 2.9%
Laudus International MarketMasters Fund, Select Shares (a)	144,494	2,291,672

Large-Cap 13.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	190,191	2,227,136
Schwab Dividend Equity Fund (a)	726,545	8,602,298

		10,829,434

		19,036,393

Fixed-Income Funds 70.4%

Intermediate-Term Bond 53.3%
Schwab Premier Income Fund (a)	2,160,752	22,709,502
Schwab Total Bond Market Fund (a)	1,972,829	18,860,241

		41,569,743

International Bond 4.8%
Laudus Mondrian International Fixed Income Fund (a)	310,541	3,782,384

Short-Term Bond 12.3%
Schwab Short-Term Bond Market Fund (a)	1,035,497	9,557,634

		54,909,761

Money Market Funds 4.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,618,156	2,618,156
State Street Institutional Liquid Reserves Fund - Institutional Class	1,248,056	1,248,056

		3,866,212

Total Other Investment Companies
(Cost $74,492,096)		77,812,366

End of Investments.

At 09/30/11 the tax basis cost of the fund’s investments was $74,894,017 and the unrealized appreciation and depreciation were $2,956,678 and ($38,329), respectively, with a net unrealized appreciation of $2,918,349.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 1

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$77,812,366	$—	$—	$77,812,366

Total	$77,812,366	$—	$—	$77,812,366

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47717SEP11

2

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Other Investment Companies	73,035,605	75,456,881

99.4%	Total Investments	73,035,605	75,456,881
0.6%	Other Assets and Liabilities, Net		458,589

100.0%	Total Net Assets		75,915,470

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.4% of net assets

Equity Funds 9.7%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	687,835	3,659,283

Large-Cap 4.9%
Schwab Dividend Equity Fund (a)	313,720	3,714,444

		7,373,727

Fixed-Income Funds 82.4%

Intermediate-Term Bond 61.2%
Schwab Premier Income Fund (a)	2,473,897	26,000,653
Schwab Total Bond Market Fund (a)	2,140,932	20,467,307

		46,467,960

International Bond 6.3%
Laudus Mondrian International Fixed Income Fund (a)	391,671	4,770,555

Short-Term Bond 14.9%
Schwab Short-Term Bond Market Fund (a)	1,224,375	11,300,977

		62,539,492

Money Market Funds 7.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,444,812	3,444,812
State Street Institutional Liquid Reserves Fund - Institutional Class	2,098,850	2,098,850

		5,543,662

Total Other Investment Companies
(Cost $73,035,605)		75,456,881

End of Investments.

At 09/30/11 the tax basis cost of the fund’s investments was $73,710,471 and the unrealized appreciation and depreciation were $1,968,479 and ($222,069) respectively, with a net unrealized appreciation of $1,746,410.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$75,456,881	$—	$—	$75,456,881

Total	$75,456,881	$—	$—	$75,456,881

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47718SEP11

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Schwab Monthly Income Funds

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha Chief Executive Officer

Date:	November 15, 2011

By:	/s/ George Pereira

George Pereira Principal Financial Officer

Date:	November 15, 2011